November 9, 2015

SHENKMAN SHORT DURATION HIGH INCOME FUND

Institutional Class	SCFIX
Class A	SCFAX
Class F	SCFFX
Class C	SCFCX

A series of Advisors Series Trust

Supplement to the Summary Prospectus dated January 28, 2015

The first paragraph on page 1 of the Summary Prospectus is deleted and replaced with the following:

“Before you invest, you may want to review the Shenkman Short Duration High Income Fund’s (the “Short Duration Fund”) Statutory Prospectus and Statement of Additional Information, which contain more information about the Short Duration Fund and its risks. The current Statutory Prospectus and Statement of Additional Information dated November 9, 2015, are incorporated by reference into this Summary Prospectus. You can find the Short Duration Fund’s Statutory Prospectus, Statement of Additional Information and other information about the Short Duration Fund online at http://www.shenkmancapital.com/mutual-funds. You can also get this information at no cost by calling 1-855-SHENKMAN (1-855-743-6562) or by sending an email request to marketing@shenkmanfunds.com.”

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Please retain this Supplement with the Summary Prospectus